Office of General Counsel
                 Please Reply to:Timothy D. Crawford
                        AVP, Associate General Counsel
One Nationwide Plaza 01-34-201
Columbus, Ohio 43215
VIA EDGAR                                                                                                                         E-mail: crawfot1@nationwide.com
Tel: (614) 249-3398
Fax: (614) 249-0078

July 27, 2009

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, D.C.  20549-8629

Re:           Nationwide Life Insurance Company
Nationwide VLI Separate Account - 4
Pre-Effective Amendment No. 3 (N-6 Registration Statement, File No. 333-153343)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 4 ("Variable Account"), we are filing this Pre-Effective Amendment No. 3 in response to your comments by telephone June 11, 2009 relating to the above-referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

General Comments

The following three themes need to be further addressed.

1.
While the premium banding is explained more clearly than before, it still is not clear when subsequent purchases would equal a new block (e.g. day 1 versus day 2 versus day 6).  Further clarity on consolidated versus block purchases and there respective operations is required

2.	Additional clarity should be provided on how an employer purchasing policies can maximize purchases.

3.	It should be clearer whether the employer or employee is making choices on transactions such as loans and withdrawals.

The specific comments consistently hit the larger themes encompassed by the general comments.  Our responses to the specific comments should address the general comments above.

Specific Comments

1.	Death Benefit (p. 4)

Comment:  Define who is entitled to the death benefit (e.g. the beneficiary).  Who is getting the proceeds and why?  It would be helpful to put this in the In Summary:  Policy Benefits section.  If the Death Benefit funds some other benefit under the plan, then state that fact (e.g. fund deferred comp plans for executives).  If the primary purpose of the policy is executive compensation v. executive death benefit – then state that as well.

Response: The "Death Benefit" sub-section of the In Summary:  Policy Benefits section has been revised to clarify the intended purpose of the policy is to informally fund corporate benefit plans and that therefore it is the corporate Policy Owner who has the right to name the Beneficiary, not the Insureds.

2.	In Summary: Policy Benefits (pp. 4 and 27)

Comment:  In the "Riders" section, the Change of Insured Rider it states there is no charge.  Do you have to elect it or is it added to the policy automatically as a default?  Also on p. 27 (Policy Rider Charges) it states "there currently is no charge".  It sounds as if you are reserving the right to charge for it later.  If you are reserving the right to charge for this rider then the maximum you are reserving to charge must be in the fee table.

Response:                           The Change of Insured Rider is automatically attached to each policy issued.  There is never a charge for this Rider and there is no intention to reserve a right to charge in the future.  The language in the "Riders" sub-section (p. 4), the Change of Insured Rider sub-section (p. 25) and the Policy Rider Charges sub-section (p. 31) has been revised to clarify these points.

3.	Benefits Summary (pp. 3-4)

Comment:  In general, the revised charge structure description is improved, but the following requires additional clarification.

A.
Define in the glossary, or cross-reference the difference between, a block purchase and a consolidated purchase.  The concept remains unclear (e.g. 10 policies are purchased and then three days later two more are purchased, would this equal a block?)  What if one company bought out another company and wanted to add new policies, would new policies be part of the old block or new block?

Response:                     We added the following definition of "Block Purchase" to the "Appendix B: Definitions of the prospectus:

Block Purchase – One or more policies identified by a Policy Owner (or prospective Policy Owner) as being part of the same transaction (e.g. a list of individuals to be insured).  Only actually issued policies, each also a part of the same Consolidated Purchase, and not cancelled during the right to examine period, will be considered part of the same Block Purchase.

Due to the addition of the "Block Purchase" definition we also modified the "Consolidated Purchase" definition as follows.

Consolidated Purchase – One or more Block Purchases by the same Policy Owner as part of a single life insurance purchase.  We consider a single life insurance purchase to be where a policy owner is using one or more Block Purchases to informally fund a corporate liability, such as a non-qualified deferred compensation plan or a similar arrangement.

Typically, a corporate purchaser will provide initial information on the lives to be covered in a Block Purchase.  We then will receive applications for insurance, normally at the same time but not always.  This is why in the definition we specified that simultaneous purchase is based on when the Policy Owner gives us the initial information on the lives on which they wish to purchase insurance.  In the case you describe of a company buy-out of another company, the addition of new lives to the case would be a new Block Purchase as part of the same Consolidated Purchase.

We modified the "Consolidated Purchase and Banded Charge Structure" subsection of the "In Summary: Benefits" section of the prospectus (p. 4) to take into account the added Block Purchase definition.

B.	The 7702 reference in the third paragraph on page 4 – create a plain English description of 7702 at the beginning of the paragraph.

Response:  The third-paragraph has been modified as follows:

When the Policy Owner makes the initial Block Purchase, the applicable band is determined assuming the first-year Premium on the Block Purchase is the Code Section 7702A 7-pay test limit.  The 7-pay test assigns a maximum level premium for each of the first seven policy years.  The 7-pay limit varies based on a number of factors that include the Total Specified Amount, the age of the Insured at issue, any Substandard

Ratings, and is also adjusted by any Premium exchanged into the Policy under Section 1035 of the Code.  For all subsequent Block Purchases the charge band is assigned based on the actual first-year Premium received for all previous Block Purchases plus the Code Section 7702A first-year Premium limit on the new Block Purchase.

4.	Premium Flexibility (p. 4)

Comment:  You state a policy owner is "not required to make premium payments according to a schedule."  This sounds like single premium language.  You need to state that you may need to make premium payments to avoid a lapse.  It would be better to state that the policy anticipates payments over time, but there is flexibility in how payments are made.

Response:  The identified disclosure has been modified as requested to clarify what is meant by flexibility and that additional premium payments may be required to keep the policy in force.

5.	Transfers Between and Among Investment Options (p. 5)

Comment:  You use the term "you" when describing who is making these choices?  Clarify whether the employee or the employer is making these choices.  The language used is similar to regular variable universal life, but it may not make sense in this product?  Also, this type of language may not make sense in the loan context.  Individuals in a small company may be confused whether these references are to the employer or to them as employees covered by the plan.

Response: The Policy Owner has all rights in the policy.  An insured has no rights with regard to the exercise of elections, features, or benefits under the Policy.

Throughout the prospectus, references to "you" have been changed to "Policy Owner" which is specifically defined in Appendix B to be an employer or an employer created entity.

6.	Examination Right (p. 5 and p. 20)

Comment:  The concept behind the description is not clear.  Add narrative disclosure regarding how cancelling some policies and not the others could impact the premium band assigned.  If there is no impact, then are you inviting abuse or gaming?  If there is an impact to avoid abusive practices, then add clarifying disclosure.

Response: Cancelling some of the policies in a Block Purchase during the free look period will reduce the IRC section 7702A 7 pay premium associated with that Block Purchase and may result in the Block being reassigned into a lower band.  To clarify this, the following narrative disclosures have been added or revised:

•	The following sentence and cross reference have been added to the "Examination Right " sub-section of the In Summary: Policy Benefits" section (p. 6):

"Cancelling policies during the examination right period may lower the Premium band for a particular Block Purchase and result in increased charges for the remaining policies within that Block Purchase.  Refer to the "Right to Cancel (Examination Right)" sub-section of "The Policy" section of this prospectus for more information."

•	The following paragraph has been added to the "Right to Cancel (Examination Right)" sub-section of "The Policy" section (p. 21):

Impact of Cancellation on Other Policies Within a Block Purchase

Because the applicable Premium band is determined using the aggregate Code Section 7702A 7-pay test limit for all policies within a Block Purchase, cancellation of one or more policies that are part of a Block Purchase during the free look period will result in a lower aggregate 7-pay Premium for the remaining policies within that Block Purchase.  If the aggregate 7-pay Premium limit of the remaining policies no longer qualifies for the Premium band originally assigned to the Block Purchase, the remaining policies will be reassigned to the appropriate band based on the reduced aggregate 7-pay Premium limit at the end of the free look period.  This will result in higher aggregate charges for the remaining policies.  Refer to the "Banded Policy Charges and How we assign a Band to the Policy" sub-section of "The Policy and Rider Charges" section of this prospectus for more information.

•
In addition, the last paragraph of the "Banded Policy Charges and How we assign a Band to the Policy" sub-section of "The Policy and Rider Charges" section (p. 28) which formerly stated that "the assigned band would not change for any reason," has been revised and now reads as follows:

"The band assigned to a Block Purchase will be adjusted, if necessary, for any policies cancelled during the right to examine period. Once the right to examine period has ended, the band will not change for any reason."

7.	Effect of Partial Surrenders and Policy Loans (p. 6)

Comment:  Conceptually explain what is going on here.  Are these actions that can be taken by employer or employee?  What employer would take a loan or partial surrender?  If this policy is being used to fund another plan, why would someone ever take money out for other corporate obligations?  Also provide context we can understand this and how it relates to state insurance concepts (if it does).

Response: The policy is used by corporate purchasers to informally fund non-qualified benefit plans.  As such, the policy is a general corporate asset, not an asset of the plan per se.  Loans may be taken to access the cash value for general corporate cash flow purposes, which may be driven by any number of reasons including the payment of expenses and benefits related to the plan.  Loans provide a tax favored means of accessing a policy's cash value, whereas surrenders, at least to the extent of gain in the policy would be taxable.

8.	Sub-Account Investment Risk (p. 7)

Comment: State here how you can obtain a copy of the mutual fund prospectus or provide a cross-reference to where this information may be found.

Response: A sentence referencing our contact information on the first page of the prospectus has been added to the "Sub-Account Investment Risk" sub-section (p. 8) to address this comment.

9.	In Summary: Fee Tables (pp. 9-13)

Comment:

A.
Premium Load - Consider changing the "Target Premium" and "Excess Premium" row headings to clarify what they are intended to represent.  Are these really charges?  The term "Target Premium" is not the name of a charge, "Load on Target Premium" or "Total Premium Load" or "Target Premium Load" and "Excess Premium Load" may be more descriptive.

Response: The fee table has been modified by changing the use of "Target Premium" and "Excess Premium" in the charge column to "Target Premium Load" and "Excess Premium Load" respectively.

B.
Premium Load - "Charge Deducted" columns, please clarify how the charge is assessed, is it 10% of Target Premium actually received? Perhaps re-word such as "10% of premium paid up to target premium and 9% of premium paid in excess".

Response: In order to address this comment, we added the word "received" to each amount deducted so that, for example, the amount deducted would read as "10% of Target Premium received."  By definition, Target Premium reaches a limit and premium beyond that is Excess Premium.  We believe your comment is addressed by specifying that the percentage charge is based on what is received and amounts exceeding Target Premium by definition are Excess Premium.

C.	Endnote 2:

i.	In the second sentence you state ". . . any policy year" - why any policy year? The statement is confusing?

Response: The intent of this language was to indicate that in any given policy year this is the maximum charge.  Current charges are lower and also, as noted in the Policy Charges, section decline over a certain number.  Rather than state "any policy year" we replaced the word "any" with the words "in each" so that the first sentence of the endnote now reads that, "[t]he maximum Premium Load in the table reflects the maximum that may be charged in each policy year."

ii.
Some of the info in the endnotes may be more appropriate in the narrative section. e.g., "Target Premium is 100% of . . .".  This seems like it should be in the narrative, not in the endnote.  All of the current language is about Target Premium, not the Premium Load which is what this endnote is tied to.  Also, this description doesn't match the Appendix B definition of Target Premium,  please reconcile.

Response: The referenced language has been removed from the endnote.  We are not adding it to the narrative because the language is needlessly technical and not in Plain English.  We think the current definitions of Target Premium and Excess Premium are sufficient to properly explain these concepts in the context of the Policy and the Internal Revenue Code limits on premium.

10.	COI Band (p. 9-10)

Comment: We note that Band 4 COI charges are higher.  The representative for the Base Policy Specified Amount is $0.32; the Supplemental Insurance Rider COI is $0.22.  Why are the COI's higher in Band 4?  Why do charges go down and then back up?  This is in conflict with the idea that "Economies of Scale" reduce costs.

Response: The representative numbers show the charge in policy year 10, but the charges are different each year.  For example, in the representative numbers for Base Policy Specified Amount, charges in band 4 are higher in policy years 5-12.  However, band 4 charges are lower in policy years 1-4 and 13-20.

COI Charges in the aggregate for the representative insured, assuming the policy is held over time, are lower in band 4.  It is also important to note the disclosure surrounding the fact that overall charges will decrease by band but that certain charges may not always decline by band.  This disclosure is located in the first paragraph of the "Consolidated Purchase and Banded Policy Charges" subsection of the "In Summary: Policy Benefits" section of the prospectus and is reproduced for your reference below:

We provide price breaks through a banded charge structure to pass on to the Policy Owner the benefit of the economies of scale associated with making Block Purchases.  Charges from band to band do not always decrease every single policy charge, but in the aggregate overall charges do decline in each higher band.  The "Policy and Rider Charges" section of this prospectus provides a detailed explanation of how banded charges operate.

For clarification in the Fee Table, we are adding the following endnote to the table:

(5) The representative number shows a higher charge in band 4, which is the charge assessed in policy year 10.  There are other policy years where the charge in band 4 is lower.  While generally overall charges over multiple policy years in band 4 will be lower, whether band 4 will yield lower overall charges depends on the amount of the Net Amount At Risk during each policy year and the duration the Policy is held.

The endnote applies to Base and Rider Specified Amount.

11.	Flat Extra (p. 10)

Comment:  Move the word "Maximum" to the "Charge" column so that the format is consistent with the rest of the Fee Table.

Response: This modification has been made to the fee table.

12.	Base Sub-Account Asset Factor Charge (p. 10)

Comment: Consider using a different name for this charge.  It sounds like the charge is based upon what Sub-Account you are in, but it's really a pool of assets (i.e. the Variable Account Value).  Also, on p. 26, you state this charge compensates us for taxes and acquisition costs, but you also state this is what premium load is for.  So does this charge really compensate us for the expenses disclosed?   Please clearly state the independent liabilities that this charge is covering or affirmatively state that the premium load and this charge may overlap or be duplicative. You could say "the Variable

Account Asset Administrative Charge covers taxes, acquisition costs plus anything else not mentioned."

Response: We are changing the name "Base Sub-Account Asset Factor Charge" and "Rider Sub-Account Asset Factor Charge" to "Base Variable Account Asset Charge" and "Rider Variable Account Asset Charge" respectively.  We agree that using "Variable Account" rather than "Sub-Account" is more descriptive and we also believe the use of "Factor" could be confusing.  We also are changing "Sub-Account Asset Factor Charge" to "Variable Account Asset Charge."  Our response to comment number 25 below will result in additional modifications to how policy charges and rider charges will be described.

With regard to the statement that this charge covers "taxes and acquisition costs" there is a component in this charge to cover Nationwide where premium load is insufficient to fully cover premium taxes and acquisition costs.  In the "Premium Load" subsection of the "Policy Charges" section it specifies the load is designed to "partially" recover these costs.  We hope the following steps will clarify that these charges act in concert to compensate us for the recovery of these expenses.

After the first sentence of the first paragraph of the "Premium Load" subsection of the "Policy Charges" section we added the following sentence.

The Variable Account Asset Charge is also designed to partially reimburse us for these expenses.

The first sentence of the first paragraph of the "Variable Account Asset Charge" (formerly "Sub-Account Asset Factor Charge") subsection of the "Policy Charges" has been modified as follows.

We deduct a  Variable Account Asset Charge from the Policy's Cash Value allocated to the Variable Account on each monthly anniversary of the Policy Date to compensate us for certain actual expenses, including a partial reimbursement of acquisitions costs and premium taxes not covered by the Premium Load.

Finally the second sentence of the first paragraph of the "Policy Charge" section has been modified as follows.

We may generate a profit from any of the charges assessed under the Policy and certain expenses may be recovered utilizing more than one charge.

13.	Underlying mutual fund maximum expenses (p. 12)

Comment:  Confirm the maximum fee (which states 1.60%).  Does this figure include underlying funds of a fund-of-funds?  Acquired funds of funds-of-funds must be included in the calculation of min/max numbers.

Response: The maximum underlying mutual fund fee is 1.60%.  This figure takes into consideration fees charged by acquired funds invested in by funds-of-funds.

14.	Endnotes 4 and 5 (p. 13)

Comment:  The endnote states that the Cost of Insurance charge varies by sex, then states in the maximum charge assumptions that the Insured is "either male or female"?  What else could they be?  So does the charge vary by sex?  This same issue also exists in endnote 5.

Response: The policy may be issued on either a sex distinct (male or female) or unisex basis.  The most common expected classification for issued policies is "unisex" as this is generally more convenient for the employer than having to arrange for full medical underwriting of employees.  For this reason "unisex" classification is used for the representative charges.

Endnotes 4 and 5 have been revised to clarify this concept.

15.	Endnote 7 - Base Sub-Account Asset Charge Factor (p. 13)

Comment:  In the second sentence it states the minimum and maximum do not vary by the insured's characteristics.  In the third sentence you have the maximum annual rate, but maximum monthly rate is stated elsewhere.  If the annual is higher than the monthly, then how can the monthly ever reach the annual?  Clarify what is the real maximum? If you can never meet the annual, then you do not need to state the annual you can just state the monthly.

Response: We may have improperly transcribed this comment because the monthly currently actually exceeds the annual.  This results from a rounding error.  The Staff previously requested our numbers in the fee table be rounded to the nearest hundredth decimal.  So while we correctly state 0.08% as our monthly charge (rounded to the nearest hundredth decimal) the charge in fact is 0.075% per month.  If you multiply 0.075% by 12 you get the correct annual maximum of 0.90% versus multiplying 0.08% by 12 yielding an overstated annual maximum of 0.96%.

We believe we can fix this by changing the maximum monthly in the endnote to 0.075% and specify this is the un-rounded guaranteed maximum monthly charge.  The sentence in question would be as follows:

The maximum guaranteed annual rate for each charge is 0.90% and the maximum guaranteed un-rounded monthly charge is 0.0075%.

16.	Endnotes 8 and 9 (p. 14)

Comment:  Re-write the following sentence in plain English "The current and maximum charges do not vary other than by premium band."  You may be able to delete this sentence as the description otherwise makes sense.  Is this sentence misplaced possibly, should it be in another endnote?  If the two charges don't vary by premium band, you could just say it doesn't vary.

Response: The referenced sentence was trying to convey that premium band is the only factor on which the charges vary.  The sentence has been revised to state this more straightforwardly and now reads as follows in both endnotes 8 and 9:

"The current and maximum charges vary by premium band only."

17.	Valuation of Accumulation Units (p. 15)

Comment:  In two places there is reference to when transactions are "effective."  It is not clear, in the context of this subsection what the intended meaning is.   The subject of this section is valuation, therefore it may be more appropriate to use terms such as "valued" or "priced".   You may state when a transaction will be "effective," e.g. the next Valuation Date, but you also must indicate when it is priced, particularly if different.  There is a similar lack of clarity with the last sentence in this sub-section (p. 16).

Response: The word "effective" has been replaced with "priced" in two places to address the Staff's comment and clarify the intended meaning of the disclosure.

18.	How Sub-Account Investment Experience is Determined (p. 16)

Comment:  This description needs context. State the following so that the rest of the paragraph makes sense (these 3 concepts are pre-requisites to the remainder of the discussion):

•	A policy owner's variable account value is based upon their interest in the Sub-Account.
•	A policy owner's interest in a Sub-Account is represented by the number of Accumulation Units they own.
•	The daily value of each Sub-Account Accumulation Unit is based upon market value.

Response:   The first paragraph in the "How Sub-Account Investment Experience is Determined" (p.17) has been amended to add sentences covering the first two concepts.  Nationwide believes the third concept is covered by the existing (now) fourth and fifth sentences which have been edited to match up more closely with the Staff's articulation of the key points to be made.  The first paragraph now reads as follows with new text is underlined:

A Policy Owner's Variable Account value is based upon their allocations in the Sub-Accounts. Sub-Account allocations are accounted for in Accumulation Units.  A Policy Owner's interest in a Sub-Account is represented by the number of Accumulation Units they own.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor," as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

19.	Policies Owned by Non-Natural Persons (p. 16)

Comment:  The last sentence of the Policies Owned by Non-natural Persons paragraph on page 16 states, "These restrictions include revoking the privilege to make trades by any means other than written communication submitted via U.S. mail for a 12-month period."  The underlined portion of this sentence appears to be inconsistent with the "Submitting a Transfer Request" sub-section page 17, which mentions no form of communication other than U.S. mail transfers, but discusses problems related to computer outages and limiting the means of communication of transfers.

Please reconcile the above by identifying any additional forms of communication actually permitted or otherwise edit the referenced language for consistency.

Response:  Please note, the Policies Owned by Non-Natural Persons paragraph has been retitled "U.S. Mail Restrictions".  Nationwide believes this is a more descriptive header for the paragraph's content.

The first paragraph of the Submitting a Transfer Request section (p. 18) has been revised to identify additional forms of communication currently being accepted by Nationwide, fax transmission, or through computer data feed.  Nationwide believes this resolves the language inconsistency within the Submitting a Transfer Request section, and between it and the (formerly) Policies Owned by Non-natural Persons paragraph (p. 17).

In addition, references in the new "U.S. Mail Restrictions" paragraph to "individual" or "employee" transfer instructions have been removed, to prevent confusion.

20.	The Policy (p. 18)

Comment:  Please add disclosure that "the policy owner's rights are governed by this prospectus and protected by federal securities laws."  Also, confirm the prospectus covers everything "material" so the Staff knows your prospectus disclosure reflects the totality of the policy.

Response: The following sentence has been added to the first paragraph in "The Policy" section:

This prospectus discloses material information about the Policy.  In addition to the terms and conditions of the Policy, Policy Owner rights are governed by this prospectus and protected by federal securities laws and regulations.

In addition, Nationwide confirms that the prospectus covers all material terms of the Policy, including any material variations by state known on the effective date of the prospectus.

21.	Enhancement Benefit (p. 18)

Comment:  You make the statement, "We reserve the right to modify the Enhancement Benefit if a new owner is named."  Clarify how you would calculate a modification to this benefit.  Do you decrease the benefit?  Do you not allow it at all?  Explain and expand on this.

Response: This is actually a reference to situations where an ownership change is done to effectuate a Section 1035 exchange.  We already specify the Enhancement Benefit is not paid on Section 1035 exchange.  This language is not required.  A change of ownership does not result in a modification to the Enhancement Benefit to the extent it is done to effectuate a Section 1035 exchange.  We have removed this reference and apologize for the confusion.

22.	Purchasing a Policy (p. 19)

Comment:    Clarify what constitutes a block and define the relationship between a block purchase and consolidated purchase.  How is it determined when a subsequent purchase is part of a new block.  Coordinate with Staff Comment 3 above. Also, in the sixth paragraph, last sentence, it states "By the end of the next Valuation Period. . . "   State when the transaction will be priced.

Response: We added the following new second paragraph in the "Purchasing the Policy" section of the prospectus:

How A Block Purchase Is Determined.  To be part of a Block Purchase the Policy must be part of a simultaneous purchase of life insurance by the same Policy Owner.  A simultaneous purchase of life insurance is where the Policy Owner presents to us a list of multiple individuals to be insured at the same time.  Each insured is covered by one policy, but all of the policies purchased in this fashion are considered a Block Purchase.  If the Policy Owner subsequently presents us with any new insureds to be covered by additional policies, those policies will be considered part of a new Block Purchase.  The total life insurance purchased by the same Policy Owner that comprises one or more Block Purchases is the Consolidated Purchase.

We deleted the last sentence and modified the previous sentence as follows:

If you live in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time and as of the end of the Valuation Period during which the initial Net Premium was received.

23.	Premium Payments (p. 20)

Comment:  Regarding new language, please indicate if we will be giving them a notice of premium being required to keep the policy in-force (i.e. grace period discussion).  Modify existing disclosure to say if/when we notify a policy owner of the need to pay additional premium.

Response: The first paragraph in the "Premium Payments" sub-section of "The Policy" section has been revised to clarify that we will notify the Policy Owner in writing when a policy enters a grace period (i.e. will lapse without the payment of additional premium).

24.	Enhancement Benefit (p. 21)

Comment: Aspects of the Enhancement Benefit remain unclear.  It is discretionary?  Is this a return of charges deducted?  Is this a return of premium because they paid too much?  Why is there a difference between bands? (i.e. 6 years versus 10 years for some).  Add a sentence explaining why different bands have different assumptions.  The narrative description is "band-neutral" but the application of the benefit is not.  Please explain.

In addition, the last paragraph states "The Enhancement Benefit is paid from our General Account…."  This is not based on the variable account value, but is paid from the General Account, which is not segregated like the separate account. Something along the lines of, "because this is a General Account obligation, the policy owner's rights are subject to the claims paying ability of the insurance company."  Also specify any claim to the benefit may be sub-ordinate to other claims against the General Account.

Response:  With regard to the different duration of the Enhancement Benefit in band 1, a detailed explanation is provided below.  In answer to your remaining questions: (1) the Enhancement Benefit is not discretionary; (2) it is intended to be a partial return of charges paid; and (3) it is not a return of premium because too much was paid by the policy owner.

The purpose of the Enhancement Benefit is to provide an off-set on the impact of policy charges in the event of early surrender.  When a policy is purchased, the up-front premium load and other charges result in the policy being less than the liability it was intended to off-set.  Thus, from an accounting perspective the corporate purchaser is not fully off-setting its liability.  However, by providing an enhancement benefit the corporate purchaser may be able to show that the liability is completely off-set from an accounting perspective.

The reason we provide a shorter duration on band 1, our actuaries were of the opinion that it was better in band 1 to have a shorter Enhancement Benefit period based on the band's charge structure.  The actuaries' opinion is that the band does not require as much early year accounting benefit and the shorter duration coupled with the charge structure allows the savings achieved with a shorter  Enhancement Benefit to be directed toward the long-term performance of the policy.

We have added the following sentence to the end of the second paragraph of the "Enhancement Benefit" subsection of "The Policy" section of the prospectus:

Band 1 has a shorter duration because in our opinion the off-set needed is less in early policy years and this coupled with the Band 1 charge structure permits us to redirect these savings to the long-term performance of the Policy.

The last paragraph of the "Enhancement Benefit" subsection of "The Policy" section of the prospectus we added the following sentence immediately after the first sentence:

As a general account obligation, the Enhancement Benefit is not part of the variable account and is an obligation of Nationwide.  This means the Enhancement Benefit including your right to receive payment is subject to our claims paying ability and any claim you have to payment of the Enhancement Benefit may be subordinate to other claims on our general account in the event we are insolvent.

25.	Policy Charges and Rider Charges (p. 24 and 26)

Comment:

A.
The "Policy Charges" section's organization.  All the charges (base policy and riders) should be described in one place.  Since charges on the base and rider are parallel, you cannot see the parallels as it is currently structured.  Consider describing the riders and then the policy charges. The rider descriptions may belong before the charges (i.e. near the Enhancement Benefit), then handle the transactional piece (i.e. how the charges work).  The purpose here is to identify all the items that could cost you in one place.

Also, in the fourth paragraph where it states, "We underwrite . . .," consider moving this to p. 19 under "Purchasing a Policy." The description may be more appropriate in this location.

Response: To accomplish these suggested modifications, we created a new section immediately after "The Policy" section called "Policy Riders.  In the "Policy Riders" section we moved the text describing the "Change of Insured Rider" and "Supplemental Insurance Rider" (minus information on charges).  We also changed the name of the "Policy Charges" section to "Policy and Rider Charges" and we now include all charge descriptions in this one section.  Finally, we deleted the "Policy Riders and Rider Charges" section of the prospectus.
To the extent we just moved text, rather than change it, the modification was not tracked as a change.

Finally, the fourth paragraph beginning with "We underwrite…" has been moved as suggested and is now the fourth paragraph of the "Purchasing a Policy" subsection of "The Policy" section
(p. 20).

B.
Banded Policy Charges (p. 27).  In the first paragraph define block purchase and the relationship between a block purchase and a consolidated purchase.  The previous language was too complicated, but the current language while "simpler" is not sufficiently descriptive.

Response: This section has been re-written in accordance with your comments.

C.	7-pay limit test/1035. What is the 7-pay test? This is not defined. This comes up three times, so clarify this is a limit created by the Code section. This requires simple and clear disclosure.

Response: This section has been re-written in accordance with your comments.

D.
On p. 25 explain when a subsequent purchase is part of an old block or a new block.  Consider a simple statement that "a purchase is part of an old block when. . . " and "a purchase is part of a new block when. . . ."

Response: This section has been re-written in accordance with your comments.

26.	Premium Load (p. 25)

Comment:  The second paragraph of the Premium Load section is not in plain English.  Specifically, the last sentence in this section on p. 25 states that you "treat each increase in Base Policy Specified Amount as new coverage."  What is the implication to the policy?  The impact needs to be disclosed.

Response:  The intent of the referenced language (now on p. 29) was to state that the Premium Load applicable to an increase is determined using policy years from the effective date of an increase, but that increases do not change the applicable premium band.  The referenced language has been revised to clarify these points.  It now reads as follows:

For purposes of determining the Premium Load applicable to an increase in the Base Specified Amount the effective date of the increase will be used.  An increase in the Base Specified Amount will not impact (i.e. change) the Premium band assigned to the policy at issue.

27.	Flat Extras and Substandard Ratings (p. 26)

Comment:  The New Flat Extra section is confusing beginning at the fourth line.  Specifically, the "Flat Extra is a component of the total COI."  If the Flat Extra is calculated separately from the Base Specified Amount and Supplemental Insurance Rider Specified Amount, how is it a component of COI.  In the Fee table it states that the charge is based on the NAAR, if the charge depends on the risk that is being assumed, then it's not the same risk.  Are you applying NAAR to both or is it blended?  Is a Flat Extra assessed when the normal COI doesn't cover the risk?  The COI covers typical risk. Does the Flat Extra cover/offset additional risk not covered by the Base COI or the Supplemental COI.  Perhaps the language to be added is ". . . to offset the additional risk that is not covered by COI."  Is the Flat Extra applied on both Base Specified Amount and Supplemental Insurance Rider Specified Amount separately?  If the Flat Extra does not cause the COIs to be exceeded, then that would need to be stated as well.

Response: The Flat Extra (now on pp. 29 -30) is a component of the total cost of insurance.  The base cost of insurance we assess looks at age, sex, tobacco use, and rating related to health based on risk underwriting.  An example of how the Flat Extra is used as part of underwriting is examining activities which may increase the risk of death on an insured outside of the normal population.  Private aviation, scuba diving and other activities create an increased risk of death through accident when compared to the normal population (the overwhelming majority of insureds do not engage in these types of activities.  The use of the Flat Extra covers the additional, and somewhat unusual, risk associated with these activities.  It is treated as a part of the cost of insurance.  It is designed to offset additional risk, but it is incorrect to describe this as some out of the ordinary additional risk charge.  Cost of insurance has numerous components that determine how one is rated and the corresponding charge.  Smoking, certain chronic illnesses (e.g. diabetes), and activities covered by the Flat Extra are all part of calculating COI.

The Flat Extra will never cause the COI to exceed the maximum number specified on the table.  The Flat Extra would also be blended between base and supplemental insurance coverage, but only to the extent it is part of the COI.  It is important to emphasize that we do not consider the Flat Extra to be another charge, it is merely a component of COI and a part of the process associated with underwriting the insured.

We have modified the Flat Extra description in the "Base Policy Cost of Insurance Charge" subsection of the "Policy and Rider Charges" section of the prospectus as follows:

Flat Extras and Substandard Ratings.  As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of the Insured cause an increase health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the Cost of Insurance Charge called a "Flat Extra."  The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied it will be deducted from the Policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown on the Policy Data Pages.  In no event will the Flat Extra result in the Cost of Insurance Charge exceeding the maximum charge listed in the Summary Fee Table of this prospectus.  If a Flat Extra is applied and you have elected the Supplemental Insurance Rider, it will also be applied to the Rider Specified Amount.

28.	Illustration Charge (p. 28)

Comment:  Specifically state which illustrations you would charge for and which ones you would not.  Perhaps you could define "Illustration" in the glossary.  You could state it shows how a charge/ benefit works and that you may charge for it.

Response: The Illustration Charge narrative has been revised to clarify that currently we only assess the charge for illustration of In Force policies where the number of requests in any twelve month period exceeds ten.  Endnote 3 (p. 13) has been revised accordingly.  In addition, the "Current" Illustration Charge has been deleted from the In Summary: Fee Tables as the current charge is equal to the guaranteed maximum charge.

29.	"Supplemental Insured Rider" Reference (p. 27)

Comment:  On p. 27 you refer to the Supplemental "Insured" Rider, but that rider is not mentioned anywhere else in the prospectus.  Is this meant to be a reference to the Supplemental "Insurance" Rider?  If yes, please correct.  If not, please explain.

Response: The identified reference (now on p. 31) has been corrected.

30.	Change of Insured Rider (p. 31)

Comment:  Format and emphasis – please review this section and ensure that no item of disclosure is emphasized more that any other, unless it is intentional.  If intentional, make sure that the form of emphasis stands out clearly.

Response: We have reviewed the Change of Insured Rider narrative section and standardized the text format throughout.  It was not intended to give any text or item in this section emphasis over any other text or item.

31.	Supplemental Insurance Rider Charges (p. 32)

Comment: The table shows a number of figures expressed in percentages.  What are these percentages of?  Please, revise the column heading to clarify what the percentages represent.

Response: A parenthetical has been added to the column heading in the Variable Account Asset Charge tables (pp. 31 and 32) to clarify that the percentages are shown, "as a percentage of assets allocated to the Variable Account."

32.	Rider Specified Amount Charge (p. 32)

Comment:  Is the $933.38 the correct number?  Is this charge per month?  If so, write "per month." If it's per year, then you need to add a endnote to the fee table (i.e.  "it is deducted monthly at an annual rate").

Response: The final dollar amount in the Rider Specified Amount Charge calculation example (p. 33) is shown as the monthly charge.  As requested, "per month" has been added to clarify this.

33.	Rider COI Charge (p. 33)

Comment:  The new language – "may include a flat extra" should by synched up with other language changes concerning Flat Extras.  See Comment 27.

Response: Based on our response to Comment 27, "Flat Extras and Substandard Ratings" disclosure (pp. 29-30), Nationwide believes the existing cross-reference to the provided in the last sentence of the first paragraph in the Supplemental Insurance Rider Cost of Insurance Charge serves this purpose.

34.	Surrendering the Policy; Maturity (p. 42)

Comment:  In the second paragraph, what is it that the first sentence is warning against?  In other words, if the Maturity Date is not extended, then what would occur (i.e.  is the distribution taxable)?

Response:  The underlined sentence has been added to the second paragraph in the Surrendering the Policy; Maturity section (p. 43), to clarify what happens if the Maturity Date is not extended.

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  If you elect not to extend the Maturity Date, the Policy will terminate and the Cash Value will be distributed to the Policy Owner with potential adverse tax consequences.  Although we believe that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled Maturity Date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

35.	Appendix B: Definitions (p. 62)

Comment:

A.
Accumulation Unit – square up with text description.  Explain how the number of Accumulation Units is determined and what factors go into that.  Put it in concrete terms.  Sync the definition up with our other comments on Accumulation Units.

Response:  The response to this comment is coordinated with the response to Comment 18. Given the additional narrative added to the How Sub-Account Experience is Determined section, the definition of Accumulation Unit has been simplified to simply state what it is – a unit of measure:

Accumulation Unit(s) – A unit of measure representing a Policy Owner's investment in, or shares of, a Sub-Account.

The last sentence of the former definition, "Initially, we set the Accumulation Unit value at $10 for each Sub-Account," has been moved to the "How Sub-Account Experience is Determined" section.  Nationwide believes this is a more appropriate to the context for this disclosure.

B.	Attained Age – How is this different from actual age? Explain in plain English.

Response: An Insured's Attained Age under the Policy may be equal to or less than their actual age due to the Issue Age being measured from an Insured's age on their last birthday.  The definitions of "Attained Age" and "Issue Age" have been revised to clarify this.

Attained Age – A person's Issue Age on the Policy Date plus the number of full years since the Policy Date.

Issue Age – A person's age based on their last birthday on or before the Policy Date.

C.	Consolidated Purchase – Revise the last sentence so it is clear when the purchase is part of an old block and part of the new block.

Response: A definition of "Block Purchase" was added to the Appendix B:  Definitions section to clarify when a particular policy is part of a new block or old block.  The definition of "Block Purchase" is as follows:

Block Purchase – One or more policies identified by a Policy Owner (or prospective Policy Owner) as being part of the same transaction (e.g. a list of individuals to be insured).  Only actually issued policies, each also a part of the same Consolidated Purchase, and not cancelled during the right to examine period, will be considered part of the same Block Purchase.

The definition of "Consolidated Purchase" was further revised as follows:

Consolidated Purchase – One or more Block Purchases by the same Policy Owner as part of a single life insurance purchase.  We consider a single life insurance purchase to be where a Policy Owner is using one or more Block Purchases to informally fund a corporate liability, such as a non-qualified deferred compensation plan or a similar arrangement.

D.
Excess Premium – last sentence.  How does the reader know when it gets applied to a block or single purchase?  It may be possible to strike last sentence, but if this is not possible consider creating a definition of "Excess Block Premium."

Response: The last sentence has been deleted because the term "Excess Premium" is only applicable in the context of individual policies.  The term is not applicable to "Block Purchases".

E.	Issue Age – Isn't this the actual age? Reconcile with "Attained Age".

Response: The response to this comment is addressed above in Comment 35. B.

F.	Target Premium – revise definition so it is consistent with other changes that will be made to disclosure on Target Premium. Is it per policy? Part of a Consolidated Purchase?

Response:  Like "Excess Premium," "Target Premium" is only applicable in the context of individual policies.  "Excess Premium" and "Target Premium" are determined on a per-policy basis and unrelated to the concept of "Block Purchase" and/or "Consolidated Purchase."  Therefore, it is our belief that no changes are necessary to the definition of "Target Premium."

36.	Appendix C – (p. 65)

Comment:  Please provide an explanation of what these figures really represent.  The description shows the calculation but what is it being compared to?  You need a base-line to show what this is being compared.  Also, the math suggests you can calculate charges without blending.  In other words you can independently determine charges on the ratio of base and supplemental coverage.  So, why is "blending" required in any calculation?

Response: The figures in Appendix C represent how you determine total charges based on the weighted average of base and rider allocations.  A weighted average is the mathematical determination of the ratio of each component.  In the case of blended charges, to determine total charges you independently calculate each allocation by multiplying its weight (percentage allocation) by the charge amount.  So, in the case of the table used in Appendix C you would take the base charge and multiply it by the percentage allocation, take the rider charge and multiply it by the percentage allocation, then add the two results.  We added the following example to Appendix C.

To determine the weighted average, the charge amount attributed to base and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.  For example, in the table below the Premium Load charges would be determined as follows.

Total Premium Load Charges                                                =           [Target Premium (Base) Percentage x Target Premium Charge] +

[Excess Premium (Rider) Percentage x Excess Premium Charge]

=      [(0.80) x (0.05)] + [(0.20) + (0.04)]

=      [(0.04)] + [0.006]

=      0.046 or 4.6%

The concept of "blending" or adding these independent components together is so that you can determine your total charges.

In addition, we added the following paragraph to the "Charges Associated with the Supplemental Insurance Rider subsection of the "Policy and Rider Charges" section of the prospectus.

When the Supplemental Insurance Rider is elected, the Rider’s charges are blended with the base Policy’s charges.  By blending we mean that the charge associated with base and Rider are multiplied by their respective percentage allocation and then added.  For example, if you allocate 80% to base coverage and 20% to Rider coverage to determine total charges the Policy Owner would multiple the base charge by 80%, independently multiply the Rider charge by 20% and then add the result of these two calculations to determine total charges.  An example of blending is provided in Appendix C of this prospectus.

Finally, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely yours,

/s/ TIMOTHY D. CRAWFORD

Timothy D. Crawford
AVP, Associate General Counsel
Office of General Counsel
Nationwide Life Insurance Company